PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment
Total cost basis	$ 21,148	$ 19,081
Less - accumulated depreciation	10,515	9,454
Net book value	10,633	9,627
Depreciation charged to operating expenses	1,092	1,067	1,098
Land
Premises and Equipment
Total cost basis	2,062	1,811
Buildings and improvements
Premises and Equipment
Total cost basis	13,151	12,141
Furniture, fixtures, and equipment
Premises and Equipment
Total cost basis	5,916	4,933
Construction in progress
Premises and Equipment
Total cost basis	$ 19	$ 196